Segment Reporting - Schedule of Information about Group’s Segment (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 16, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Information About Group SSegment Abstract
Revenues		$ 950	$ 11,995	$ 37,333
Cost of revenues		(356)	(9,327)	(49,014)
Segment gross (loss) profit		594	2,668	(11,681)
Depreciation and amortization		(699)	(775)	(800)
Amortization of operating lease right-of-use asset		(903)	(2,767)	(2,383)
Changes in fair value of warrant liabilities		(35)	236	212
Change in fair value of convertible notes		(2,626)
Disposal loss of property and equipment		(1,217)	(37)
Lawsuit provision		(1,143)	(22,143)
Inventory write-downs		(109)	(890)	(16,107)
Allowance for expected credit losses		(23,691)	(64,411)	(22,766)
Impairment loss		(4,319)	(1,242)	(62,665)
Interests on loans from a third party		(1,831)	(1,751)	(3,578)
Salary expenses		(5,248)	(14,543)	(20,593)
Rental expenses		(1,242)	(3,155)	(4,635)
Share-based compensation expenses		(117,036)		(23,338)
Financial expenses on PIPE (see Note 9 for details)			(36,137)	(30,000)
Other operating expenses		(266)	(2,248)	(46,631)
Interest expenses, net	$ (150)	(9,802)	(2,691)	(3,248)
Other income (expenses), net		2,006	(22,840)	(18,482)
Segment loss		$ (167,567)	$ (172,726)	$ (266,695)